Partners’ Equity (Table) (Details)	6 Months Ended
Jun. 30, 2021 $ / shares
Total Quarterly Distribution Target Amount [Member] | Minimum Quarterly Distribution [Member] | Minimum [Member]
Distribution Per Unit	$ 0.365
Total Quarterly Distribution Target Amount [Member] | First Target Distribution [Member] | Maximum [Member]
Distribution Per Unit	0.420
Total Quarterly Distribution Target Amount [Member] | Second Target Distribution [Member] | Minimum [Member]
Distribution Per Unit	0.420
Total Quarterly Distribution Target Amount [Member] | Second Target Distribution [Member] | Maximum [Member]
Distribution Per Unit	0.456
Total Quarterly Distribution Target Amount [Member] | Third Target Distribution [Member] | Minimum [Member]
Distribution Per Unit	0.456
Total Quarterly Distribution Target Amount [Member] | Third Target Distribution [Member] | Maximum [Member]
Distribution Per Unit	0.548
Total Quarterly Distribution Target Amount [Member] | Thereafter Target Distribution [Member] | Minimum [Member]
Distribution Per Unit	$ 0.548
Limited Unitholders [Member] | Minimum Quarterly Distribution [Member]
Percentage allocations of the additional available cash	99.90%
Limited Unitholders [Member] | First Target Distribution [Member]
Percentage allocations of the additional available cash	99.90%
Limited Unitholders [Member] | Second Target Distribution [Member]
Percentage allocations of the additional available cash	85.00%
Limited Unitholders [Member] | Third Target Distribution [Member]
Percentage allocations of the additional available cash	75.00%
Limited Unitholders [Member] | Thereafter Target Distribution [Member]
Percentage allocations of the additional available cash	50.00%
General Partner [Member] | Minimum Quarterly Distribution [Member]
Percentage allocations of the additional available cash	0.10%
General Partner [Member] | First Target Distribution [Member]
Percentage allocations of the additional available cash	0.10%
General Partner [Member] | Second Target Distribution [Member]
Percentage allocations of the additional available cash	0.10%
General Partner [Member] | Third Target Distribution [Member]
Percentage allocations of the additional available cash	0.10%
General Partner [Member] | Thereafter Target Distribution [Member]
Percentage allocations of the additional available cash	0.10%
Holders of IDRs [Member] | Minimum Quarterly Distribution [Member]
Percentage allocations of the additional available cash	0.00%
Holders of IDRs [Member] | First Target Distribution [Member]
Percentage allocations of the additional available cash	0.00%
Holders of IDRs [Member] | Second Target Distribution [Member]
Percentage allocations of the additional available cash	14.90%
Holders of IDRs [Member] | Third Target Distribution [Member]
Percentage allocations of the additional available cash	24.90%
Holders of IDRs [Member] | Thereafter Target Distribution [Member]
Percentage allocations of the additional available cash	49.90%